Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

On April 6, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with YAII PN, Ltd. (the “Investor”), pursuant to which the Investor agreed to provide the Company with a convertible loan in the aggregate amount of $150, and the Company agreed to issue convertible debentures and a warrant to the Investor. The loan will bear interest at an annual rate of ten percent (10%) and will be repayable after two years. The investment will be convertible at any time into shares of the Company’s Common Stock at a conversion price equal to the lower of (a) $3.46, or (b) 80% of the lowest the daily dollar volume-weighted average price for the Company’s Common Stock during the 10 trading days immediately preceding the conversion date. As part of the transaction, the Company issued to the Investor warrants to purchase an aggregate of 10,838 shares of Common Stock, at an exercise price equal to $3.46. The term of each warrant is five years from the issue date. Each warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrant being exercised.

NOTE 8 – SUBSEQUENT EVENTS

On January 11, 2021 and pursuant to the SPA, Power-up exercised its option to convert the Convertible Promissory Note principal in the amount of $6 and the accrued interest in the amount of $2 into 7,448 shares of Common Stock of the Company.